Vanguard Institutional Target Retirement 2035 Fund

Schedule of Investments (unaudited)
As of December 31, 2019

		Market
		Value
	Shares	($000)
Investment Companies (99.7%)
U.S. Stock Fund (45.4%)
Vanguard Total Stock Market Index Fund Institutional Shares	174,805,453	13,931,995

International Stock Fund (30.2%)
Vanguard Total International Stock Index Fund Investor Shares	518,008,532	9,251,632

U.S. Bond Fund (17.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	477,212,177	5,254,106

International Bond Fund (7.0%)
Vanguard Total International Bond Index Fund Admiral Shares	95,178,118	2,152,929

Total Investment Companies (Cost $25,230,754)		30,590,662
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 1.816% (Cost $33,528)	335,246	33,528
Total Investments (99.8%) (Cost $25,264,282)		30,624,190
Other Assets and Liabilities-Net (0.2%)		49,860
Net Assets (100%)		30,674,050

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At December 31, 2019, 100% of the market value of the fund's investments was determined based on
Level 1 inputs.

Institutional Target Retirement 2035 Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds					Dec. 31,
	2019		from	Realized	Change in		Capital Gain	2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	11,647	NA1	NA1	—	—	37	—	33,528
Vanguard Total Bond
Market II Index Fund	4,834,583	781,796	333,185	479	(29,567)	32,283	—	5,254,106
Vanguard Total
International Bond
Index Fund	2,058,908	228,661	54,907	883	(80,616)	53,313	—	2,152,929
Vanguard Total
International Stock
Index Fund	8,662,203	177,211	249,429	(18,683)	680,330	101,321	—	9.251,632
Vanguard Total Stock
Market Index Fund	13,034,246	180,865	357,058	8,023	1,065,919	74,968	—	13,931,995
Total	28,601,587	1,368,533	994,579	(9,298)	1,636,066	261,922	—	30,624,190

1 Not applicable—purchases and sales are for temporary cash investment purposes.